                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Boyd Watterson Asset Management, LLC
Address: 1801 E. Ninth Street
         Suite 1400
         Cleveland, OH 44114-3179

Form 13F File Number: 28-05921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:    Jose Santiago
Title:   Chief Compliance Officer
Phone:   (216) 771-3450

Signature, Place, and Date of Signing:

    /s/ Jose Santiago           Cleveland, OH            November 9, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name
     28-1235                        The PNC Financial Services Group, Inc.